Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 10, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Aug. 10, 2018
Document Effective Date	Aug. 11, 2018
Prospectus Date	Aug. 11, 2018
Loncar China BioPharma ETF | Loncar China BioPharma ETF
Prospectus:
Trading Symbol	CHNA